                             CVO GREATER CHINA FUND, INC.












                                  SEMI-ANNUAL REPORT


                                    APRIL 30, 1998

--------------------------------------------------------------------------------

                          AN UPDATE ON GREATER CHINA MARKETS

--------------------------------------------------------------------------------

The Greater China stock markets (China, Hong Kong, Taiwan and Singapore) have experienced a major decline in the second quarter of this year. After strengthening in the first quarter, Greater China equities have fallen to the lows of early January, with the Hong Kong stock markets reaching a new low in June.

WEAK YEN PLACES ASIAN MARKETS UNDER PRESSURE

          CVO GREATER CHINA FUND AND THE JAPANESE YEN -- AS OF JUNE 19, 1998

                                       [GRAPH]


                       CVO DAILY NAV                 JAPANESE YEN

31-Dec-97                    8.02                        130.2
 2-Jan-98                    7.98                        132.07
 5-Jan-98                    7.87                        133.13
 6-Jan-98                    7.59                        133.42
 7-Jan-98                    7.24                        132.48
 8-Jan-98                    6.81                        133.31
 9-Jan-98                    6.50                        131.35
12-Jan-98                    5.94                        132.18
13-Jan-98                    6.17                        131.66
14-Jan-98                    6.46                        130.9
15-Jan-98                    6.25                        130.68
16-Jan-98                    6.28                        128.63
20-Jan-98                    6.59                        129.3
21-Jan-98                    6.58                        127.53
22-Jan-98                    6.39                        126.69
23-Jan-98                    6.33                        126.26
26-Jan-98                    6.31                        126.08
27-Jan-98                    6.41                        126.3
28-Jan-98                    6.41                        125.6
29-Jan-98                    6.40                        125.29
30-Jan-98                    6.40                        127.33
 2-Feb-98                    7.22                        126.63
 3-Feb-98                    7.36                        125.98
 4-Feb-98                    7.31                        124.6
 5-Feb-98                    7.40                        122.89
 6-Feb-98                    7.58                        124.22
 9-Feb-98                    7.84                        124.62
10-Feb-98                    7.84                        123.44
11-Feb-98                    7.92                        123.89
12-Feb-98                    7.81                        122.75
13-Feb-98                    7.59                        125.28
17-Feb-98                    7.53                        125.75
18-Feb-98                    7.66                        126.26
19-Feb-98                    7.74                        126.12
20-Feb-98                    7.81                        127.39
23-Feb-98                    7.82                        128.8
24-Feb-98                    7.88                        127.85
25-Feb-98                    7.98                        127.49
26-Feb-98                    8.12                        127.65
27-Feb-98                    8.25                        126.18
 2-Mar-98                    8.22                        125.19
 3-Mar-98                    8.16                        125.9
 4-Mar-98                    8.11                        125.98
 5-Mar-98                    7.80                        127.27
 6-Mar-98                    7.81                        127.25
 9-Mar-98                    7.81                        128.12
10-Mar-98                    7.86                        127.61
11-Mar-98                    7.92                        129.33
12-Mar-98                    7.92                        129.41
13-Mar-98                    7.98                        128.15
16-Mar-98                    7.99                        129.61
17-Mar-98                    8.06                        129.63
18-Mar-98                    8.06                        130.23
19-Mar-98                    8.20                        129.73
20-Mar-98                    8.21                        130.17
23-Mar-98                    8.21                        130.59
24-Mar-98                    8.24                        130.21
25-Mar-98                    8.36                        130.1
26-Mar-98                    8.36                        128.7
27-Mar-98                    8.34                        129.35
30-Mar-98                    8.20                        131.79
31-Mar-98                    8.12                        132.94
 1-Apr-98                    8.02                        133.36
 2-Apr-98                    7.93                        133.7
 3-Apr-98                    7.86                        135.06
 6-Apr-98                    7.87                        134.64
 7-Apr-98                    7.91                        133.6
 8-Apr-98                    7.99                        133.05
 9-Apr-98                    8.04                        133.2
13-Apr-98                    8.04                        129.48
14-Apr-98                    8.02                        129.91
15-Apr-98                    8.03                        129.88
16-Apr-98                    7.99                        131.38
17-Apr-98                    7.93                        131.47
20-Apr-98                    7.97                        132.25
21-Apr-98                    7.91                        131.35
22-Apr-98                    7.88                        130.65
23-Apr-98                    7.85                        130.4
24-Apr-98                    7.88                        129.72
27-Apr-98                    7.78                        132.37
28-Apr-98                    7.75                        131.85
29-Apr-98                    7.71                        132.3
30-Apr-98                    7.70                        132.12
 1-May-98                    7.74                        133.3
 4-May-98                    7.71                        133.2
 5-May-98                    7.59                        132.39
 6-May-98                    7.45                        132.61
 7-May-98                    7.36                        132.82
 8-May-98                    7.38                        132.55
11-May-98                    7.41                        132.38
12-May-98                    7.35                        133.18
13-May-98                    7.14                        134.18
14-May-98                    7.14                        134
15-May-98                    7.20                        134.08
18-May-98                    7.13                        135.59
19-May-98                    7.08                        135.86
20-May-98                    7.12                        136.04
21-May-98                    7.19                        135.07
22-May-98                    7.13                        135.7
26-May-98                    7.10                        137.7
27-May-98                    6.90                        137.46
28-May-98                    6.78                        138.44
29-May-98                    6.74                        138.57
 1-Jun-98                    6.57                        139.45
 2-Jun-98                    6.50                        138.89
 3-Jun-98                    6.56                        137.82
 4-Jun-98                    6.50                        138.36
 5-Jun-98                    6.44                        139.19
 8-Jun-98                    6.37                        140.34
 9-Jun-98                    6.26                        139.92
10-Jun-98                    6.08                        140.9
11-Jun-98                    5.97                        141.51
12-Jun-98                    5.98                        144.56
15-Jun-98                    5.83                        146.14
16-Jun-98                    5.7                         143.17
17-Jun-98                    5.77                        136.75
18-Jun-98                    6.06                        137.85
19-Jun-98                    6.04                        137.02


The recovery of Greater China in the first quarter resulted from improved fundamentals in the Greater China economies and attractive valuations in many of the listed companies of the Greater China region. This trend was supported by improving sentiment in the Japanese markets; the Nikkei reached a high of 17,264 in early March and the yen, which strengthened early in the year, traded in the range of 1.25-1.30 for most of the first quarter.

The recent sharp fall in the Greater China stock markets was precipitated principally by the rapid weakening of the Japanese yen, the extent of which we did not anticipate. The yen's decline is in response to the faltering Japanese economy and continued blundering by Japanese political leadership which has failed to implement a credible economic stimulus plan for its domestic economy. Political instability and continued economic disarray in Indonesia placed some further pressure on Greater China markets, particularly Singapore, which has closer trade and banking ties to Indonesia than other countries in the region.

EFFECTS OF WEAK YEN ON GREATER CHINA

- The sharp decline of the yen immediately raised fears that the Chinese would devalue the renminbi and the Hong Kong dollar in order to maintain export competitiveness and to support domestic economic growth. In Hong Kong this pressure has resulted in higher interest rates and a sharp stock market decline; this, in turn, has led to a further weakening of the Hong Kong economy as higher interest rates dampen growth and falling asset prices constrain consumption.

- Exports to Japan, which represent 20% total of Chinese exports, are down approximately 5%. Exports to Asia ex-Japan which represent 40% of total exports are down substantially. In marked contrast, export growth to the U.S. and Europe has increased significantly, 20% and 30% respectively year-over-year. Overall growth in exports year-to-date is slightly under 10%, which is well below the growth rate of 20% in the previous year.

- Chinese exports have little competitive overlap with Japanese, Korean and other South East Asian exporters. The Chinese export mix is weighted toward lower value-added consumer products for which the demand from Europe and the U.S. remains strong. The combined economies of Europe and the U.S. are more than 2.5 times the combined economies of Japan and the South East Asian Four.

- The Taiwan dollar and the Singapore dollar have declined by 5.7% and 7.8% respectively since May, reflecting the contagion effect of the weak Japanese economy and yen. The weak yen places the export sectors of Singapore and Taiwan under pressure, slowing economic growth while increasing imports. Singapore and Taiwan both have large exposure to the electronic sector which has been particularly weak as a result of severe price competition in this export sector. In addition, Taiwan's commodity exports are under pressure from competing exports from Korea and Japan.

CHINESE ECONOMIC RESPONSE

- China is the engine of growth for the Greater China region and the Chinese response to the Asian financial crisis is a critical factor in shaping future market direction not only in the Greater China region, but in Asia ex-Japan as a whole.

- Slower export growth in China is important because approximately 18% of the Chinese GDP is related to the export sector. The Chinese response to slower growth in exports has been to stimulate domestic demand, particularly in fixed investments through infrastructure projects, which are estimated to total US$250 billion per year. Fixed investment spending is estimated to grow by 15% in 1998 and constitutes 35% of Chinese GDP.

- The Chinese Government anticipated slower export growth in 1998 and began further domestic stimulation programs in the first quarter, which included lowering domestic interest rates, reducing bank reserve requirements and initiating a major private housing reform program beginning July 1, 1998.

- The effects of the stimulus programs on economic growth are expected to take effect in the second half of 1998. Maintaining economic growth is a critical factor in supporting economic reforms of the banking sector and state owned enterprises (SOE's).

- China has protected itself from the imbalances which triggered previous currency devaluations. It is a closed economy with a closed capital account, a large current account surplus and low levels of external debt. In addition, Hong Kong and China have combined reserves of US$236 billion, the largest combined foreign reserves in the world. There are no external pressures on the Chinese balance of payments which require currency adjustment.

INVESTMENT OUTLOOK IN GREATER CHINA

- We do not believe there is an economic or political incentive for the Chinese to devalue the RMB or the Hong Kong dollar.

- Any competitive advantages of currency devaluation by the Chinese would be short-lived. Competitive devaluation by the Chinese would further destabilize Asian markets and very likely produce another round of currency devaluations in the region. Breaking the Hong Kong peg would severely damage Hong Kong as a capital market and limit Chinese access to global capital pools, which is an important condition of Chinese economic reform, especially for SOE's.

- The responsible foreign exchange policy of the Chinese is especially significant in supporting China's efforts to become a member of the WTO. Any significant change in this policy would set back this important economic and foreign policy goal. Furthermore, by maintaining the current foreign exchange policy China gains important credibility in world financial markets, a critical factor in maintaining necessary foreign direct investment. The current policy increases the attractiveness of Chinese markets to external investors and clearly positions China as a regional political and economic leader in the future.

- As a consequence of slower growth throughout Asia, Chinese GDP growth is likely to be below the Government estimate of 8%, in the range of 6 1/2 to 7 1/2%. However, the Chinese Government continues its strong commitment to reform of the banking sector and SOE's.

PORTFOLIO POSITIONING AND CURRENCY EXPOSURE

- Attachment A shows the current allocation of the portfolio. The portfolio was repositioned in March and an already low exposure to Singapore property and banking and Hong Kong property was reduced substantially. Several companies which would be further affected by the Asian crisis were sold.

- More significantly, we took advantage of a period of low interest rates in Hong Kong to hedge 100% of the Hong Kong dollar currency exposure as well as to hedge Singapore and Taiwan dollar exposures. The portfolio currently has no currency exposure.

- While any change in Chinese foreign exchange policy will negatively affect equity values, a significant portion of the risk has been neutralized through the currency hedging strategy. The effects of currency are best illustrated by the Indonesian stock market, which on a year-to-date basis is essentially flat in local currency terms but down 64% in US dollar terms.

PORTFOLIO VALUATIONS

- Despite the Asian crisis, earnings growth of the CVO Greater China portfolio is currently estimated at a healthy 13% in 1998, although revised downward from 18% in January. A soft estimate for 1999 earnings growth is somewhat higher than 13%. Currently the P/E ratio is 9x 1998 earnings and less than 8x 1999 portfolio earnings.

- The reason for the higher earnings growth of the CVO Greater China Fund portfolio relative to broader Greater China markets is the investment concentration on Chinese domestic demand, infrastructure and selected export-oriented companies in our portfolio. Even if Chinese economic growth does not meet government expectations, these companies are expected to benefit from increasing Chinese economic expansion, more infrastructure spending in China and continued strong demand for Chinese exports from OECD countries.

CONCLUSION

The following chart shows the comparative performance of the CVO Greater China Fund and related benchmarks. Clearly this is a difficult market in Asia; however, we believe this is a time to remain invested on the basis of fundamental earnings growth. Continued volatility of the yen may cause near-term pressure in the equity markets of Greater China. However, the portfolio is well-positioned in companies with healthy balance sheets, strong management and good market positions.


                                                             PERFORMANCE HISTORY

                                QTD                                           YTD                        SINCE INCEPTION
                         3/31/98 - 6/19/98        1ST QTR 1998        12/31/97 - 6/19/98        1997     11/19/96-6/19/98
                         -----------------        ------------        ------------------        ----     ----------------
CVO GREATER
CHINA FUND(1)                 -25.62%                 1.12%                  -24.78%           -20.23%        -39.52%

GREATER CHINA
COMPOSITE INDEX(2)            -25.85%                 2.71%                  -23.84%           -24.32%        -40.73%

MSCI PACIFIC FREE
EX JAPAN(3)                   -24.01%                 9.23%                  -17.00%           -37.00%        -48.21%


(1) The total return for the CVO Greater China Fund for the year ended March 31, 1998 was -12.8%.

     Performance data quoted represents past performance and is not predictive of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Indices are shown for comparative purposes only, and are not available for investment.

     The total return may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since its inception date. In such instances, and without waiver of fees, total return would have been lower.

     The prospectus containing more complete information regarding the Fund's investment strategy as well as risk factors is available upon request from the Fund's distributor, Offit Funds Distributor, Inc., and should be read carefully before investing.

(2) Market capitalization-weighted index composed of the market values of China Free, Singapore Free, and Hong Kong markets, and 30% of the Taiwan market from Nov. 1, 1997 forward (25% from July 1, 1997 through October 31, 1997; 20% from inception through June 30, 1997), in accordance with investment limitations on non-Taiwanese investors. Index returns do not reflect any fees or commissions.

(3) Market capitalization-weighted index composed of the market values of China Free, Singapore Free, Hong Kong, Indonesia Free, Malaysia Free, Philippines Free, Thailand Free, 50% of the Korean market and 50% of the Taiwan market. Index returns do not reflect any fees or commissions.

                                CVO GREATER CHINA FUND

--------------------------------------------------------------------------------
                         PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                    JUNE 19, 1998

                                                                                    MARKET
                                                                SHARES               VALUE
                                                                ------               -----
COMMON STOCKS  (CONTINUED)
  POWER ELECTRIC & UTILITIES  (2.7%)
    HONG KONG  (2.7%)
      Beijing Datang                                           366,000          $  126,496
      Hong Kong & China Gas Co., Ltd.                          208,340             242,262
                                                                                   -------
                                                                                   368,758
                                                                                   -------

  REAL ESTATE  (4.4%)
    HONG KONG  (3.3%)
      Cheung Kong (Holdings) Ltd.                               52,000             259,335
      New World Development Co., Ltd.                           90,000             192,447
                                                                                   -------
                                                                                   451,782
                                                                                   -------

  SINGAPORE  (1.1%)
    City Developments Ltd.                                      50,000             144,501
                                                                                   -------
                                                                                   596,283
                                                                                   -------

RETAIL  (9.7%)
  HONG KONG  (5.7%)
    Esprit Asia Holdings Ltd.                                  744,000             211,478
    Glorious Sun Enterprises                                   976,000             181,586
    Jusco Stores (HK) Co.                                    1,212,000             164,425
    Sa Sa International Holdings Ltd.                        1,366,000             220,613
                                                                                   -------
                                                                                   778,102
                                                                                   -------

  TAIWAN  (4.0%)
    Far Eastern Department Stores                              272,386             217,349
    Mercuries & Associates                                     114,000             118,055
    President Chain Store Corp.                                 68,000             208,463
                                                                                   -------
                                                                                   543,867
                                                                                   -------
                                                                                 1,321,969
                                                                                 ---------

TELECOMMUNICATIONS  (1.2%)
  HONG KONG  (1.2%)
    China Telecom*                                             100,000             170,547
                                                                                   -------

TRANSPORTATION  (6.7%)
  CHINA  (5.3%)
    Guangshen Railway Co., Ltd.                                996,000             135,120
    Jiangsu Express Co., Ltd.*                               1,192,000             232,554
    Shenzhen Expressway Co.*                                 1,816,000             356,640
                                                                                   -------
                                                                                   724,314
                                                                                   -------

  HONG KONG  (1.4%)
    New World Infrastructure Ltd.                              139,000          $  193,959
                                                                                   -------
                                                                                   918,273
                                                                                   -------

    TOTAL COMMON STOCKS (COST $19,276,229)                                      11,657,878
                                                                                ----------

                                CVO GREATER CHINA FUND

--------------------------------------------------------------------------------
                         PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                    JUNE 19, 1998

                                                                                    MARKET
                                                                SHARES               VALUE
                                                                ------               -----
COMMON STOCKS  (CONTINUED)
  ELECTRICAL & ELECTRONICS  (CONTINUED)
    TAIWAN  (1.5%)
      Yageo Corp.                                              107,741          $  202,286
                                                                                   -------
                                                                                   939,566
                                                                                   -------
  FOOD  (3.5%)
    HONG KONG  (2.5%)
      Guangnan Holdings Ltd.                                   445,713             187,158
      Ng Fung Hong                                             202,000             153,983
                                                                                   -------
                                                                                   341,141
                                                                                   -------

  SINGAPORE  (1.0%)
    Want Want Holdings Ltd.                                    205,200             133,380
                                                                                   -------
                                                                                   474,521
                                                                                   -------

HOME FURNISHINGS  (0.3%)
  SINGAPORE  (0.3%)
    Roly International Holdings Ltd.                           446,000              40,140
                                                                                   -------

INDUSTRIAL  (1.2%)
  HONG KONG  (1.2%)
    Lung Lee (Bermuda) Holdings                                788,000             163,916
                                                                                   -------

MACHINERY & EQUIPMENT  (2.3%)
  CHINA  (2.3%)
    Shanghai Zhenhua Port Machinery Co., Ltd., Class B*        406,000             170,520
    Wafangdian Bearing Group Co., Ltd., Class B*               497,600             141,440
                                                                                   -------
                                                                                   311,960
                                                                                   -------

MEDICAL SUPPLIES  (1.0%)
  CHINA  (1.0%)
    China Pharmaceutical Enterprises & Investment Corp.      1,489,000             138,515
                                                                                   -------

PACKAGING/CONTAINERS  (0.6%)
  HONG KONG  (0.6%)
    Sinocan Holdings Ltd.                                    1,594,000              76,201
                                                                                   -------

PAPER PRODUCTS  (1.8%)
  HONG KONG  (1.8%)
    Climax International Co.                                   792,000              26,605
    Hung Hing Printing Group                                   576,000             215,820
                                                                                   -------
                                                                                   242,425
                                                                                   -------

                                CVO GREATER CHINA FUND

--------------------------------------------------------------------------------
                         PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                    JUNE 19, 1998

                                                                                    MARKET
                                                                SHARES               VALUE
                                                                ------               -----
COMMON STOCKS  (CONTINUED)
  COMPUTERS  (9.1%)
    HONG KONG  (5.3%)
      ASM Pacific Technology Ltd.                              322,000          $  160,172
      Founder Hong Kong Ltd.                                   714,240             346,055
      Wong's International Holdings Ltd.                     1,134,000             221,238
                                                                                   -------
                                                                                   727,465
                                                                                   -------

  SINGAPORE  (3.8%)
    Elec & Eltek International Co., Ltd.                        46,500             172,050
    Natsteel Electronics*                                      196,000             341,567
                                                                                   -------
                                                                                   513,617
                                                                                   -------
                                                                                 1,241,082
                                                                                 ---------

CONGLOMERATES  (6.7%)
  HONG KONG  (6.7%)
    China Overseas Land & Investment                           836,000             123,135
    China Resources Enterprises Ltd.                           158,000             185,767
    Citic Pacific Ltd.                                          78,000             151,671
    Hutchison Whampoa Ltd.                                      62,000             314,013
    Jardine Matheson Holdings Ltd.                              52,000             148,720
                                                                                   -------
                                                                                   923,306
                                                                                   -------

DISTRIBUTION  (7.6%)
  CHINA  (5.8%)
    China Hong Kong Photo Products Holding, Ltd.             1,338,000             183,245
    Four Seas Mercantile Holdings Ltd.                         764,000             310,938
    Li & Fung Ltd.                                             220,000             304,142
                                                                                   -------
                                                                                   798,325
                                                                                   -------

  SINGAPORE  (1.8%)
    Thakral Corporation Ltd.                                   570,000             245,100
                                                                                   -------
                                                                                 1,043,425
                                                                                 ---------

ELECTRIC EQUIPMENT  (3.0%)
  CHINA (1.1%)
    Clipsal Industries Ltd.                                    154,000             152,460
                                                                                   -------

  SINGAPORE  (1.9%)
    GP Batteries International Ltd.                            138,000             260,176
                                                                                   -------
                                                                                   412,636
                                                                                   -------

ELECTRICAL & ELECTRONICS  (6.9%)
  HONG KONG  (5.4%)
    Techtronic                                                 996,000             205,897
    Varitronix International Ltd.                              128,000             259,645
    VTech Holdings Ltd.                                         88,000             271,738
                                                                                   -------
                                                                                   737,280
                                                                                   -------

                                CVO GREATER CHINA FUND

--------------------------------------------------------------------------------
                         PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                    JUNE 19, 1998

                                                                                    MARKET
                                                                SHARES               VALUE
                                                                ------               -----
COMMON STOCKS  (85.2%)
  APPLIANCES & HOUSEHOLD GOODS  (3.9%)
    CHINA  (3.9%)
    Guangdong Kelon Electrical Holdings Co.                    320,000          $  274,942
    Wuxi Little Swan Class B                                   275,700             254,691
                                                                                   -------
                                                                                   529,633

  AUTOMOTIVE  (1.9%)
    CHINA  (1.9%)
      Qingling Motors Co.                                      844,000             264,438
                                                                                   -------

BANKING & FINANCIAL SERVICES  (5.6%)
  HONG KONG  (1.9%)
    Dao Heng Bank Group Ltd.                                    60,000             103,491
    JCG Holdings Ltd.                                          512,000             157,110
                                                                                   -------
                                                                                   260,601
                                                                                   -------

  SINGAPORE  (1.8%)
    Overseas Chinese Banking Corp - Foreign Shares              33,800             123,675
    Overseas Union Bank Ltd. - Foreign Shares                   52,800             127,706
                                                                                   -------
                                                                                   251,381
                                                                                   -------

  TAIWAN  (1.9%)
    Bank Sinopac*                                              256,000             134,430
    United World Chinese Commercial Bank                       103,200             123,522
                                                                                   -------
                                                                                   257,952
                                                                                   -------
                                                                                   769,934
                                                                                   -------

BUILDING MATERIALS  (3.5%)
  CHINA  (1.1%)
    Shenzhen Fangda Co., Ltd., Class B                         208,720             154,522
                                                                                   -------

  TAIWAN  (2.4%)
    Chia Hsin Cement                                           218,000             136,220
    Pacific Construction Co.*                                  385,500             194,517
                                                                                   -------
                                                                                   330,737
                                                                                   -------
                                                                                   485,258
                                                                                   -------

COMMERCIAL SERVICES  (1.0%)
  CHINA  (1.0%)
    Cosco Pacific Ltd.                                         312,000             135,042
                                                                                   -------

COMPUTER SERVICES  (0.6%)
  SINGAPORE  (0.6%)
    Informatics Holdings                                       440,000              90,049
                                                                                   -------

                                CVO GREATER CHINA FUND

--------------------------------------------------------------------------------
                         PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                    JUNE 19, 1998

                                                                SHARES              MARKET
WARRANTS-FOREIGN SECURITIES  (0.0%)                               PAR                VALUE
                                                                  ---                -----
INDUSTRIAL  (0.0%)
  HONG KONG  (0.0%)
    Hong Kong & China Gas                                        9,470         $       771
                                                                                       ---
    TOTAL WARRANTS-FOREIGN SECURITIES (COST $0)                                        771
                                                                                       ---

REPURCHASE AGREEMENTS  (12.5%)
    U.S. Treasury Repurchase Agreement, 5.375%,
      06/22/98 (dated 06/19/98; proceeds $1,107,364,
      collateralized by $1,695,000 U.S. Treasury Notes,
      6.250%, due 10/31/01)                                $ 1,706,600           1,706,600
                                                                                 ---------
      TOTAL REPURCHASE AGREEMENTS (COST $1,706,600)                              1,706,600
                                                                                 ---------

MONEY MARKET FUNDS  (0.0%)
    Bank of New York Cash Reserve MM Fund                           77                  77
                                                                                        --
    TOTAL MONEY MARKET FUNDS (COST $77)                                                 77
                                                                                        --

    TOTAL INVESTMENTS (COST $20,982,906) (+)   -   97.7%                        13,365,326
    OTHER ASSETS IN EXCESS OF LIABILITIES   2.3%                                   318,769
                                                                                   -------
    TOTAL NET ASSETS   -   100.0%                                              $13,684,095
                                                                               -----------
                                                                               -----------

-------------------------

+ Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

                    Unrealized appreciation                  $ 337,720
                    Unrealized depreciation                 (7,955,300)
                                                            ----------
                    Net unrealized depreciation           $ (7,617,580)
                                                          ------------
                                                          ------------

*    Denotes non-income producing security.

The table below indicates the Fund's outstanding forward currency contract positions at June 19, 1998:

                                                                           VALUE ON            VALUE AT           UNREALIZED
                                   CONTRACT            MATURITY          ORIGINATION           JUNE 15,          APPRECIATION
               CURRENCY            AMOUNTS               DATE                DATE                1998           (DEPRECIATION)
            -------------       -------------       -------------       -------------       -------------       -------------
Sell             HKD            (68,070,694)           11/23/98          $(8,660,000)        $(8,632,935)         $  27,065
Sell             SGD             (2,395,200)           10/22/98           (1,500,000)         (1,471,253)            28,747
Sell             TWD            (69,930,000)           10/22/98           (2,100,000)         (2,026,957)            73,043
Buy              TWD             10,977,033            10/22/98              319,564             318,175             (1,389)
                                                                                                                  ---------
Net unrealized appreciation on forward positions                                                                  $ 127,466
                                                                                                                  ---------
                                                                                                                  ---------

                                CVO GREATER CHINA FUND

--------------------------------------------------------------------------------
                         PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                    APRIL 30, 1998

                                                                                    MARKET
                                                                SHARES               VALUE
                                                                ------               -----
COMMON STOCKS  (90.1%)
  APPLIANCES & HOUSEHOLD GOODS  (3.5%)
    CHINA  (3.5%)
      Guangdong Kelon Electrical Holdings Co.                  320,000          $  328,425
      Wuxi Little Swan Class B                                 275,700             303,603
                                                                                   -------
                                                                                   632,028
                                                                                   -------

  AUTOMOTIVE  (2.0%)
    CHINA  (2.0%)
    Qingling Motors Co.                                        844,000             365,012
                                                                                   -------

  BANKING & FINANCIAL SERVICES  (6.3%)
    HONG KONG  (2.4%)
      Dao Heng Bank Group Ltd.                                  60,000             177,381
      JCG Holdings Ltd.                                        512,000             234,648
                                                                                   -------
                                                                                   412,029
                                                                                   -------

    SINGAPORE  (2.1%)
      Overseas Chinese Banking Corp - Foreign Shares            33,800             178,233
      Overseas Union Bank Ltd. - Foreign Shares                 52,800             200,064
                                                                                   -------
                                                                                   378,297
                                                                                   -------

    TAIWAN  (1.8%)
      Bank Sinopac*                                            256,000             186,326
      United World Chinese Commercial Bank                     103,200             142,401
                                                                                   -------
                                                                                   328,727
                                                                                   -------
                                                                                 1,119,053
                                                                                 ---------

  BUILDING MATERIALS  (3.3%)
    CHINA  (1.2%)
      Shenzhen Fangda Co., Ltd., Class B                       208,720             213,138
                                                                                   -------

    TAIWAN  (2.1%)
      Chia Hsin Cement                                         218,000             156,685
      Pacific Construction Co.*                                385,500             218,618
                                                                                   -------
                                                                                   375,303
                                                                                   -------
                                                                                   588,441
                                                                                   -------

  COMMERCIAL SERVICES  (1.2%)
    CHINA  (1.2%)
      Cosco Pacific Ltd.                                       312,000             211,463
                                                                                   -------

  COMPUTER SERVICES  (1.0%)
    SINGAPORE  (1.0%)
      Informatics Holdings                                     440,000             172,277
                                                                                   -------

      The accompanying notes are an integral part of the financial statements.

                                CVO GREATER CHINA FUND

--------------------------------------------------------------------------------
                         PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                    APRIL 30, 1998

                                                                                    MARKET
                                                                SHARES               VALUE
                                                                ------               -----
COMMON STOCKS  (CONTINUED)
  COMPUTERS  (9.8%)
    HONG KONG  (6.1%)
      ASM Pacific Technology Ltd.                              322,000          $  249,417
      Founder Hong Kong Ltd.                                   595,200             495,613
      Wong's International Holdings Ltd.                     1,134,000             347,693
                                                                                   -------
                                                                                 1,092,723
                                                                                 ---------

    SINGAPORE  (3.7%)
      Elec & Eltek International Co., Ltd.                      46,500             269,700
      Natsteel Electronics*                                    196,000             383,709
                                                                                   -------
                                                                                   653,409
                                                                                   -------
                                                                                 1,746,132
                                                                                 ---------

  CONGLOMERATES  (7.3%)
    HONG KONG  (7.3%)
      China Overseas Land & Investment                         836,000             192,108
      China Resources Enterprises Ltd.                         158,000             271,287
      Citic Pacific Ltd.                                        78,000             239,658
      Hutchison Whampoa Ltd.                                    62,000             383,395
      Jardine Matheson Holdings Ltd.                            52,000             219,440
                                                                                   -------
                                                                                 1,305,888
                                                                                 ---------

  DISTRIBUTION  (7.0%)
    CHINA  (5.6%)
      China Hong Kong Photo Products Holding, Ltd.           1,338,000             288,464
      Four Seas Mercantile Holdings Ltd.                       764,000             340,277
      Li & Fung Ltd.                                           220,000             369,220
                                                                                   -------
                                                                                   997,961
                                                                                   -------

    SINGAPORE  (1.4%)
      Thakral Corporation Ltd.                                 570,000             253,650
                                                                                   -------
                                                                                 1,251,611
                                                                                 ---------

  ELECTRIC EQUIPMENT  (3.4%)
    CHINA  (1.2%)
      Clipsal Industries Ltd.                                  154,000             221,760
                                                                                   -------

    SINGAPORE  (2.2%)
      GP Batteries International Ltd.                          138,000             381,713
                                                                                   -------
                                                                                   603,473
                                                                                   -------

  ELECTRICAL & ELECTRONICS  (6.2%)
    HONG KONG  (4.9%)
      Techtronic                                               996,000             295,738
      Varitronix International Ltd.                            128,000             257,783
      VTech Holdings Ltd.                                       88,000             309,008
                                                                                   -------
                                                                                   862,529
                                                                                   -------

      The accompanying notes are an integral part of the financial statements.

                                CVO GREATER CHINA FUND

--------------------------------------------------------------------------------
                         PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                    APRIL 30, 1998

                                                                                    MARKET
                                                                SHARES               VALUE
                                                                ------               -----
COMMON STOCKS  (CONTINUED)
  ELECTRICAL & ELECTRONICS  (CONTINUED)
    TAIWAN  (1.3%)
      Yageo Corp.                                              100,000          $  238,063
                                                                                   -------
                                                                                 1,100,592
                                                                                 ---------

  FOOD  (3.8%)
    HONG KONG  (2.6%)
      Guangnan Holdings Ltd.                                   445,713             287,703
      Ng Fung Hong                                             202,000             182,545
                                                                                   -------
                                                                                   470,248
                                                                                   -------

    SINGAPORE  (1.2%)
      Want Want Holdings Ltd.                                  171,000             205,200
                                                                                   -------
                                                                                   675,448
                                                                                   -------

  HOME FURNISHINGS  (1.5%)
    HONG KONG  (0.9%)
      Ta Fu                                                  2,360,000             170,616
                                                                                   -------

    SINGAPORE  (0.6%)
      Roly International Holdings Ltd.                         579,000             101,325
                                                                                   -------
                                                                                   271,941
                                                                                   -------

  INDUSTRIAL  (1.1%)
    HONG KONG  (1.1%)
      Lung Lee (Bermuda) Holdings                              678,000             190,374
                                                                                   -------

  MACHINERY & EQUIPMENT  (2.3%)
    CHINA  (2.3%)
    Shanghai Zhenhua Port Machinery Co., Ltd., Class B*        406,000             280,140
    Wafangdian Bearing Group Co., Ltd., Class B*               497,600             138,114
                                                                                   -------
                                                                                   418,254
                                                                                   -------

  MEDICAL SUPPLIES  (1.1%)
    CHINA  (1.1%)
      China Pharmaceutical Enterprises & Investment Corp.    1,489,000             201,838
                                                                                   -------

  PACKAGING/CONTAINERS  (1.5%)
    HONG KONG  (1.5%)
      Sinocan Holdings Ltd.                                  1,594,000             267,517
                                                                                   -------

  PAPER PRODUCTS  (1.4%)
    HONG KONG  (1.4%)
      Climax International Co.                                 792,000              31,696
      Hung Hing Printing Group                                 576,000             223,082
                                                                                   -------
                                                                                   254,778
                                                                                   -------

      The accompanying notes are an integral part of the financial statements.

                                CVO GREATER CHINA FUND

--------------------------------------------------------------------------------
                         PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                    APRIL 30, 1998

                                                                                    MARKET
                                                                SHARES               VALUE
                                                                ------               -----
COMMON STOCKS  (CONTINUED)
  PLASTICS  (1.2%)
    TAIWAN  (1.2%)
      China Synthetic Rubber Co.                               184,750          $  208,425
                                                                                   -------

  POWER ELECTRIC & UTILITIES  (2.4%)
    HONG KONG  (2.4%)
      Beijing Datang                                           366,000             148,837
      Hong Kong & China Gas Co., Ltd.                          208,340             283,756
                                                                                   -------
                                                                                   432,593
                                                                                   -------

  REAL ESTATE  (4.6%)
    HONG KONG  (3.4%)
      Cheung Kong (Holdings) Ltd.                               52,000             345,725
      New World Development Co., Ltd.                           90,000             256,195
                                                                                   -------
                                                                                   601,920
                                                                                   -------

    SINGAPORE  (1.2%)
      City Developments Ltd.                                    50,000             216,294
                                                                                   -------
                                                                                   818,214
                                                                                   -------

  RETAIL  (9.7%)
    CHINA  (0.9%)
      Inner Mongolia Erdos Cashmere Products Co., Ltd.,
        B Shares                                               556,000             163,464
                                                                                   -------

    HONG KONG  (5.6%)
      Esprit Asia Holdings Ltd.                                744,000             295,350
      Glorious Sun  Enterprises                                976,000             238,139
      Jusco Stores (HK) Co.                                  1,212,000             219,054
      Sa Sa International Holdings Ltd.                      1,366,000             255,704
                                                                                   -------
                                                                                 1,008,247
                                                                                 ---------

    TAIWAN  (3.2%)
      Far Eastern Department Stores                            272,386             246,990
      Mercuries & Associates                                   114,000             128,608
      President Chain Store Corp.                               68,000             190,753
                                                                                   -------
                                                                                   566,351
                                                                                   -------
                                                                                 1,738,062
                                                                                 ---------

  TELECOMMUNICATIONS  (1.1%)
    HONG KONG  (1.1%)
      China Telecom*                                           100,000             189,774
                                                                                   -------

  TRANSPORTATION  (7.4%)
    CHINA  (5.7%)
      Guangshen Railway Co., Ltd.                              996,000             186,443
      Jiangsu Express Co., Ltd.*                             1,192,000             342,394
      Shenzhen Expressway Co.*                               1,816,000             498,189
                                                                                   -------
                                                                                 1,027,026
                                                                                 ---------

      The accompanying notes are an integral part of the financial statements.

                                CVO GREATER CHINA FUND

--------------------------------------------------------------------------------
                         PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                    APRIL 30, 1998

                                                               SHARES
                                                                 OR
                                                             PRINCIPAL              MARKET
                                                               AMOUNT                VALUE
                                                               ------                -----
COMMON STOCKS  (CONTINUED)
  TRANSPORTATION  (CONTINUED)
    HONG KONG  (1.7%)
      New World Infrastructure Ltd.                            139,000          $  298,778
                                                                                   -------
                                                                                 1,325,804
                                                                                 ---------

      TOTAL COMMON STOCKS (COST $20,344,698)                                    16,088,992
                                                                                ----------

RIGHTS-FOREIGN SECURITIES  (0.0%)
  ELECTRIC EQUIPMENT  (0.0%)
    TAIWAN  (0.0%)
      Yageo Corp.                                                7,700                   0
                                                                                         -
      TOTAL RIGHTS-FOREIGN SECURITIES (COST $0)                                          0
                                                                                         -

WARRANTS-FOREIGN SECURITIES  (0.0%)
  INDUSTRIAL  (0.0%)
    HONG KONG  (0.0%)
      Hong Kong & China Gas                                      9,470                   0
                                                                                         -
      TOTAL WARRANTS-FOREIGN SECURITIES (COST $0)                                        0
                                                                                         -

REPURCHASE AGREEMENTS  (9.2%)
      Bank of New York Repurchase Agreement, 5.30%,
        05/01/98 (dated 04/30/98; proceeds $1,634,041,
        collateralized by $1,660,000 U.S. Treasury Notes,
        4.75%, due 08/31/98)                               $ 1,633,800           1,633,800
                                                                                 ---------

      TOTAL REPURCHASE AGREEMENTS (COST $1,633,800)                              1,633,800
                                                                                 ---------

MONEY MARKET FUNDS  (0.0%)
      Bank of New York Cash Reserve MM Fund                         26                  26
                                                                                        --
      TOTAL MONEY MARKET FUNDS (COST $26)                                               26
                                                                                        --

      TOTAL INVESTMENTS (COST $21,978,524) (+)   -   99.3%                      17,722,818
      OTHER ASSETS IN EXCESS OF LIABILITIES   0.7%                                 119,208
                                                                                   -------
      TOTAL NET ASSETS   -   100.0%                                            $17,842,026
                                                                                ----------
                                                                                ----------

----------------------
+ Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

                    Unrealized appreciation                   $865,460
                    Unrealized depreciation                 (5,121,166)
                                                           -----------
                    Net unrealized depreciation            $(4,255,706)
                                                           -----------
                                                           -----------

*    Denotes non-income producing security.

      The accompanying notes are an integral part of the financial statements.

                             CVO GREATER CHINA FUND, INC.
                   STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                    APRIL 30, 1998


-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value (cost $21,978,524)                                                 $  17,722,818
   Foreign currency (cost $77,915)                                                                 77,552
   Receivable for investment securities sold                                                      146,240
   Interest and dividends receivable                                                               42,548
   Deferred organization expense                                                                  144,408
   Prepaid expenses and other assets                                                               10,665
                                                                                            -------------
       Total Assets                                                                                             $  18,144,231

LIABILITIES:
   Payable for investment securities purchased                                                    203,601
   Payable for forward currency contracts                                                          49,518
   Unrealized depreciation on open forward currency contracts                                       6,104
   Investment advisory fees payable                                                                 3,594
   Fund accounting fees payable                                                                     2,786
   Other payables and accrued expenses                                                             36,602
                                                                                            -------------
       Total Liabilities                                                                                              302,205
                                                                                                                -------------
NET ASSETS                                                                                                      $  17,842,026
                                                                                                                -------------
                                                                                                                -------------

NET ASSETS CONSIST OF:
   Shares of capital stock, $0.001 par value per share, 2,317,121 issued
       and outstanding                                                                      $       2,317
   Additional paid-in capital                                                                  24,195,381
   Distributions in excess of net investment income                                               (13,438)
   Accumulated net realized loss on investments and foreign currency transactions              (2,080,087)
   Net unrealized depreciation of investments and foreign currency transactions                (4,262,147)
                                                                                            -------------
NET ASSETS                                                                                                      $  17,842,026
                                                                                                                -------------
                                                                                                                -------------

CLASS I SHARES:
   NET ASSETS                                                                                                   $  17,803,523
                                                                                                                -------------
                                                                                                                -------------
   SHARES OF CAPITAL STOCK OUTSTANDING                                                                              2,312,114
                                                                                                                -------------
                                                                                                                -------------
   NET ASSET VALUE PER SHARE (OFFERING AND REDEMPTION PRICE PER SHARE)                                          $        7.70
                                                                                                                -------------
                                                                                                                -------------

CLASS II SHARES:
   NET ASSETS                                                                                                   $      38,503
                                                                                                                -------------
                                                                                                                -------------
   SHARES OF CAPITAL STOCK OUTSTANDING                                                                                  5,007
                                                                                                                -------------
                                                                                                                -------------
   NET ASSET VALUE PER SHARE (OFFERING AND REDEMPTION PRICE PER SHARE)                                          $        7.69
                                                                                                                -------------
                                                                                                                -------------



       The accompanying notes are an integral part of the financial statements.

                             CVO GREATER CHINA FUND, INC.
                          STATEMENT OF CHANGES IN NET ASSETS


                                                                            FOR THE SIX MONTHS ENDED           FOR THE PERIOD FROM
                                                                                      APRIL 30, 1998            NOVEMBER 19, 1996*
                                                                                          (UNAUDITED)     THROUGH OCTOBER 31, 1997
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment loss                                                                 $      (6,409)                 $     70,716
   Net realized losses on investment and foreign currency
       transactions                                                                       (2,080,100)                      (49,890)
   Net change in unrealized depreciation of investments and foreign
       currency transactions                                                                (467,617)                   (3,794,530)
                                                                                       -------------                 -------------
   Net decrease in net assets resulting from operations                                   (2,554,126)                   (3,773,704)
                                                                                       -------------                 -------------
                                                                                       -------------                 -------------

DISTRIBUTION TO SHAREHOLDERS FROM:
   Excess of net investment income                                                           (14,586)                         -
   Net realized gains                                                                        (13,256)                         -
                                                                                       -------------                 -------------
   Total distributions to shareholders                                                       (27,842)                         -
                                                                                       -------------                 -------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued                                                             2,326,337                    26,880,923
   Dividends reinvested                                                                       25,162                          -
   Cost of shares redeemed                                                                (3,856,365)                   (1,278,389)
                                                                                       -------------                 -------------
   Net increase/ (decrease) in net assets from capital share transactions                 (1,504,866)                   25,602,534
                                                                                       -------------                 -------------

   Total increase/ (decrease) in net assets                                               (4,086,834)                   21,828,830

NET ASSETS
   Beginning of period                                                                    21,928,860                       100,030
                                                                                       -------------                 -------------
   End of period (Including distributions in excess of net investment income of
       $13,438 and undistributed net investment income of $7,557, respectively.)       $  17,842,026                 $  21,928,860
                                                                                       -------------                 -------------
                                                                                       -------------                 -------------


*  Commencement of operations.


       The accompanying notes are an integral part of the financial statements.

                             CVO GREATER CHINA FUND, INC.
                         STATEMENT OF OPERATIONS (UNAUDITED)
                       FOR THE SIX MONTHS ENDED APRIL 30, 1998

----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                                                                 $      54,621
   Dividends (net of foreign tax withholding of $1,668)                                           127,866
                                                                                            -------------
       Total income                                                                                             $     182,487

EXPENSES:
   Advisory                                                                                       115,859
   Administration                                                                                  13,903
   Fund accounting                                                                                 19,311
   Transfer agent and shareholder servicing                                                         1,475
   Custody                                                                                         40,807
   Amortization of organization expenses                                                           20,059
   Registration and filing                                                                         17,599
   Professional                                                                                    22,667
   Printing                                                                                        11,167
   Miscellaneous                                                                                   14,403
                                                                                            -------------
       Total expenses before waivers/reimbursements                                               277,250
       Less expenses waived/reimbursed                                                            (88,354)
                                                                                            -------------
       Net expenses                                                                                                   188,896
                                                                                                                -------------
NET INVESTMENT LOSS                                                                                                    (6,409)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
   Net realized loss on investment transactions                                                (2,161,853)
   Net realized gains on foreign currency transactions                                             81,753
   Net change in unrealized depreciation of investments                                          (466,701)
   Net change in unrealized depreciation of foreign currency transactions                            (916)
                                                                                            -------------
       Net realized and unrealized losses on investments and foreign currency transactions                         (2,547,717)
                                                                                                                -------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                $  (2,554,126)
                                                                                                                -------------
                                                                                                                -------------



       The accompanying notes are an integral part of the financial statements.

                             CVO GREATER CHINA FUND, INC.
                                FINANCIAL HIGHLIGHTS

                                                         FOR THE SIX MONTHS           FOR THE PERIOD FROM
                                                       ENDED APRIL 30, 1998            NOVEMBER 19, 1996*
                                                                 (UNAUDITED)     THROUGH OCTOBER 31, 1997
---------------------------------------------------------------------------------------------------------
CLASS I SHARES:

NET ASSET VALUE, BEGINNING OF PERIOD                             $     8.70                    $    10.00
                                                                 ----------                    ----------
   Net investment income/ (loss)                                        -                            0.03

   Net realized and unrealized loss                                   (0.98)                        (1.33)
                                                                 ----------                    ----------
   Total from investment operations                                   (0.98)                        (1.30)
                                                                 ----------                    ----------

LESS DIVIDENDS FROM:
   Excess of net investment income                                    (0.01)                          -
   Net realized gains                                                 (0.01)                          -
                                                                 ----------                    ----------
   Total distributions                                                (0.02)                          -
                                                                 ----------                    ----------

Net change in net asset value per share                               (1.00)                        (1.30)
                                                                 ----------                    ----------

NET ASSET VALUE, END OF PERIOD                                   $     7.70                    $     8.70
                                                                 ----------                    ----------
                                                                 ----------                    ----------

TOTAL RETURN                                                         (11.37%)(a)                   (13.00%)(a)
RATIOS/ SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)                      $   17,804                    $   21,885
Ratios to average net assets:
   Expenses**                                                          2.00%(b)                      2.00%(b)
   Net investment income                                              (0.07%)(b)                     0.71%(b)
PORTFOLIO TURNOVER RATE (c)                                              27%                            8%

CLASS II SHARES:

NET ASSET VALUE, BEGINNING OF PERIOD                             $     8.69                    $    10.00
                                                                 ----------                    ----------
   Net investment income/ (loss)                                        -                            0.05

   Net realized and unrealized loss                                   (0.98)                        (1.36)
                                                                 ----------                    ----------
   Total from investment operations                                   (0.98)                        (1.31)
                                                                 ----------                    ----------

LESS DIVIDENDS FROM:
   Excess of net investment income                                    (0.01)                          -
   Net realized gains                                                 (0.01)                          -
                                                                 ----------                    ----------
   Total distributions                                                (0.02)                          -
                                                                 ----------                    ----------

Net change in net asset value per share                               (1.00)                        (1.31)
                                                                 ----------                    ----------

NET ASSET VALUE, END OF PERIOD                                   $     7.69                    $     8.69
                                                                 ----------                    ----------
                                                                 ----------                    ----------

TOTAL RETURN                                                         (11.38%)(a)                   (13.10%)(a)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)                      $       39                    $       43
Ratios to average net assets:
   Expenses**                                                          2.06%(b)                      2.00%(b)
   Net investment income                                              (0.07%)(b)                     0.55%(b)
PORTFOLIO TURNOVER RATE (c)                                              27%                            8%

--------------------------------------------------------------

*    Commencement of operations.
** During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been higher.
(a)  Not annualized.
(b)  Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



       The accompanying notes are an integral part of the financial statements.

                            CVO GREATER CHINA FUND, INC.
                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

CVO Greater China Fund, Inc. (the "Fund") was incorporated in Maryland on September 2, 1994. Its operations through November 19, 1996 were limited to the organization, registration, and the issuance of 5,003 shares of Class I and 5,000 shares of Class II to the Fund's administrator. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund operates as a non-diversified, no-load, open-end, management investment company and offers two classes of shares: Class I Shares, which are offered to institutional investors, and Class II Shares, which are offered to non-institutional investors. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that Class II Shares are expected to bear additional shareholder servicing expenses.

The Fund seeks to provide investors with capital appreciation and income generation from investment in publicly-traded equity securities of companies which, in the opinion of the Adviser, will benefit from the economic development and growth of the People's Republic of China, Hong Kong, Taiwan and Singapore (collectively, the "Greater China Region").

CVO Greater China Partners, L.P. (the "Adviser") serves as the Fund's investment adviser. BISYS Fund Services Limited Partnership ("BISYS"), serves as the Fund's administrator. OFFIT Funds Distributor, Inc. (the "Distributor"), serves as the distributor of the Fund's shares. BISYS Fund Services, Inc. serves as fund accountant and transfer agent of the Fund. BISYS, the Distributor, and BISYS Fund Services, Inc. are each a wholly-owned subsidiary of The BISYS Group, Inc.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS

Equity securities for which the primary market is outside the U.S. are valued using the closing price or the last sale price. Equity securities for which the primary market is the U.S. are valued using the closing price or the last sale
price.   Short-term obligations having maturities of 60 days or less are valued at amortized cost as reflecting fair value, and if applicable, adjusted for foreign exchange translation. Securities for which market quotations are not readily available are valued at fair value determined in good faith by, or under the direction of, the Fund's Board of Directors. Securities quoted in foreign currencies initially are valued in the currency in which they are denominated and then are translated into U.S. dollars at the prevailing foreign exchange rate. Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

SECURITIES TRANSACTIONS AND RELATED INCOME

The Fund records securities transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium is accrued daily. Dividend income is recognized on the ex-dividend date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                            CVO GREATER CHINA FUND, INC.
               NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

MULTIPLE CLASS ALLOCATIONS

The investment income and expenses of the Fund (other than class specific expenses) and realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses are realized and unrealized gains and losses are incurred.

ORGANIZATION COSTS

Costs incurred in connection with the organization and initial registration of the Fund have been deferred and are being amortized over a sixty-month period, beginning with the Fund's commencement of operations.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from the Fund's net investment income, if any, are declared and paid at least annually. Net realized gains on portfolio securities, if any, are distributed at least annually by the Fund. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded by the Fund on the ex-dividend date.

The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

FEDERAL INCOME TAXES

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities and forward currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

                            CVO GREATER CHINA FUND, INC.
               NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

The Fund may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller under a repurchase agreement is required to maintain the value of the securities subject to the agreement at not less than the repurchase price. Default by the seller would, however, expose the relevant Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

DERIVATIVE INSTRUMENTS:

The Fund may invest in various financial instruments including positions in forward currency contracts, enter into currency swaps and purchase foreign currency options. The Fund enters into such contracts for the purposes of hedging exposure to changes in foreign currency exchange rates on portfolio holdings.

A forward foreign exchange contract is a commitment to sell or buy a foreign currency at a future date at a negotiated exchange rate. A Fund bears the market risk which arises from possible changes in foreign exchange values.
Risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Forward foreign exchange contracts may involve market or credit risk in excess of the related amounts reflected on the Fund's statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gain on foreign currency transactions. Fluctuations in the value of forward contracts held at April 30, 1998 are recorded for financial reporting purposes as unrealized gain or loss by the Fund.

The table below indicates the Fund's outstanding forward currency contract positions at April 30, 1998:


                                                          VALUE ON           VALUE AT
                            CONTRACT     MATURITY       ORIGINATION          APRIL 30,       UNREALIZED
            CURRENCY        AMOUNTS        DATE             DATE               1998         DEPRECIATION
            --------     ------------    --------       ------------       ------------     ------------
Sell          SGD          (2,395,200)   10/22/98       $ (1,500,000)       $(1,503,578)    $     (3,578)
Sell          TWD         (69,930,000)   10/22/98         (2,100,000)        (2,102,526)          (2,526)
                                                                                            ------------
Net unrealized depreciation on forward positions                                            $     (6,104)
                                                                                            ------------
                                                                                            ------------

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement (the "Investment Advisory Agreement") with the Adviser. Pursuant to the terms of the Investment Advisory Agreement, the Adviser is entitled to a fee that is calculated daily and paid monthly on the average daily net assets of the Fund at the annual rate of 1.25%. For the period ended April 30, 1998, the Adviser earned fees of $115,859 and waived fees of $74,372.

BISYS provides the Fund with administrative services pursuant to an administration agreement (the "Administration Agreement"). The services under the Administration Agreement are subject to the supervision of the Fund's Board of Directors and officers and include the day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodian and assistance in the preparation of the Fund's registration statements under federal and state laws. Pursuant to the Administration Agreement, the Fund pays BISYS a monthly fee for its services which on an annualized basis will not exceed 0.15% of the average daily net assets of the Fund. For the period ended April 30, 1998, BISYS earned and waived fees of $13,903.

                            CVO GREATER CHINA FUND, INC.
               NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

BISYS Fund Services, Inc., provides the Fund with fund accounting and related services pursuant to a fund accounting agreement with the Company. For these services BISYS was paid a fee of $2,500 per month. For the period ended April 30, 1998, BISYS earned fees, including reimbursement of out of pocket expenses, of $19,311.

BISYS Fund Services, Inc. serves as Shareholder Servicing Agent for the Fund. The fees paid to BISYS are based on the Fund's net assets attributable to the Class II Shares, reflecting the higher cost of servicing the holders of said shares. BISYS receives a monthly shareholder servicing fee computed at an annual rate of 0.25% of the average daily net assets of the Fund attributable to the Class II Shares. This fee was allocated to Class II Shares only, as payment for answering inquiries and requests for Fund information by Class II shareholders. For the period ended April 30, 1998, BISYS earned and waived fees of $49.

BISYS Fund Services, Inc. also serves as transfer agent for the Fund and receives reimbursement of certain expenses plus a per account fee of $15 per year. For the period ended April 30, 1998, BISYS earned fees of $1,426.

The Fund has entered into a distribution agreement (the "Distribution Agreement") with the Distributor. Under the Distribution Agreement, the Distributor, as agent of the Fund, agrees to use its best efforts as sole distributor of the Fund's shares. Under the Plan of Distribution, the Fund is authorized to spend up to 0.25% of its average daily net assets of the Fund solely attributable to Class II Shares for the purpose of compensating the Distributor for activities primarily intended to result in the sales of Class II Shares. The Plan of Distribution provides that the Fund will bear the costs of the registration of its shares with the Commission and various states and the printing of its prospectuses, statements of additional information and reports to shareholders. For the period ended April 30, 1998, no distribution costs were incurred.

The Adviser has voluntarily agreed to limit the expense ratio for the Fund at 2.00%. In order to maintain this ratio, the Adviser has waived a portion of its advisory fee and has agreed to reimburse the Fund $30.

NOTE 4 -- SECURITIES TRANSACTIONS

For the period ended April 30, 1998, the cost of purchases and the proceeds from sales of the Fund's portfolio securities (excluding short-term investments), amounted to $5,349,197 and $4,710,547, respectively for the Fund. The cost of securities is substantially the same for Federal income tax purposes as it is for financial reporting purposes.

NOTE 5 --  CAPITAL STOCK TRANSACTIONS

The Fund's Articles of Incorporation permit the Fund to issue ten billion shares (par value $0.001). Prior to the period ended April 30, 1998, the Class II Shares had no operations other than those actions relating to organizational matters. Prior to commencement of operations, 5,000 shares had been issued to the Fund's administrator. Transactions in shares of common stock for the six months ended April 30, 1998 and the period ended October 31, 1997, were as follows:


                                                                CLASS I SHARES
                                          --------------------------------------------------------------
                                              SIX MONTHS ENDED                     PERIOD ENDED
                                               APRIL 30, 1998                    OCTOBER 31, 1997
                                          -------------------------        -----------------------------
                                           SHARES          AMOUNT            SHARES            AMOUNT
                                          ---------     -----------        ---------         -----------
Shares issued. . . . . . . . . . .          281,269     $ 2,326,337        2,625,247         $26,880,923
Shares reinvested. . . . . . . . .            3,194          25,104             -                -
Shares redeemed. . . . . . . . . .         (487,178)     (3,856,365)        (115,421)         (1,278,389)
                                          ---------     -----------        ---------         -----------
Net increase/(decrease). . . . . .         (202,715)    $(1,504,924)       2,509,826         $25,602,534
                                          ---------     -----------        ---------         -----------
                                          ---------     -----------        ---------         -----------

                            CVO GREATER CHINA FUND, INC.
               NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                             CLASS II SHARES
                                          --------------------
                                            SIX MONTHS ENDED
                                             APRIL 30, 1998
                                          --------------------
                                          SHARES        AMOUNT
                                          ------        ------
Shares reinvested. . . . . . . . . . . .       7        $   58
                                          ------        ------
Net increase . . . . . . . . . . . . . .       7        $   58
                                          ------        ------
                                          ------        ------


NOTE 6 --  OTHER MATTERS

The Fund invests primarily in the Greater China Region. Investments are made in obligations of foreign entities and securities denominated in foreign currencies that involve risk not typically involved in domestic investments. Such risks include fluctuations in the foreign exchange rates, potential inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices and generally less government supervision of foreign markets and issuers.

This report is submitted for the information of the shareholders of the CVO Greater China Fund, Inc. The financial information included herein is taken from the records of the Fund without audit by the Funds' independent accountants, who do not express an opinion thereon. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus which includes information regarding the Funds' objectives and policies, charges, expenses and other data. Please read the prospectus carefully before you invest or send money.


                            CVO GREATER CHINA FUND, INC.
                      125 WEST 55TH STREET, NEW YORK, NY 10019
                                 (212)  758 - 9600